Note 2 - Acquistions (Details) - Supplemental Pro Forma Information - The Joint RRC Corp [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Note 2 - Acquistions (Details) - Supplemental Pro Forma Information [Line Items]
Revenues, net	$ 3,595,084	$ 2,393,624	$ 6,650,946	$ 4,568,248	$ 7,306,565	$ 5,879,654
Net loss	$ (1,992,385)	$ (783,166)	$ (4,155,929)	$ (1,508,163)	$ (3,927,259)	$ (374,932)